UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2026

Date of reporting period: June 30, 2026

Item 1. Report to Stockholders.

(a)

Intelligent Alpha Atlas ETF (formerly known as Intelligent Livermore ETF) Ticker: GPT Listed on: The Nasdaq Stock Market LLC	June 30, 2026 Annual Shareholder Report https://iaetfs.com/etf/

This annual shareholder report contains important information about the Intelligent Alpha Atlas ETF (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Period”). You can find additional information about the Fund at https://iaetfs.com/etf/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary. This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$78	0.69%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

PERFORMANCE
	One Year	Since Inception (9/17/2024)
Intelligent Alpha Atlas ETF - NAV	26.78%	18.95%
Solactive GBS Global Markets All Cap Index	24.50%	20.41%
S&P 500 Index	22.32%	18.86%
The Solactive GBS Global Markets All Cap Index is provided as a broad measure of market performance. The S&P 500 Index is provided as a measure of the Fund’s investment strategy and universe.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://iaetfs.com/etf/ for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund outperformed its benchmarks returning 26.78% during the period while the Solactive GBS Global Markets All Cap USD Total Return Index and S&P 500 Total Return Index returned 24.50% and 22.32% respectively. The outperformance was due primarily to exposure to AI-related stocks, which was one of the strongest performing categories in the first half of 2026. In particular, the Fund had exposure to companies related to the energy buildout of AI like GE Vernova, semiconductors like AMD, and industrials like Argan (AGX) and Sterling Infrastructure (STRL). Beyond AI-related names, energy was also a modest contributor to performance as oil prices increased during the Iran conflict.
Annual Shareholder Report: June 30, 2026

Intelligent Alpha Atlas ETF (formerly known as Intelligent Livermore ETF) Ticker: GPT Listed on: The Nasdaq Stock Market LLC	June 30, 2026 Annual Shareholder Report https://iaetfs.com/etf/

The main detractors from performance were exposure to Chinese internet equities and communication services and consumer cyclical companies. Chinese internet stocks have not benefitted from AI-related excitement like U.S. hyperscalers, nor have they seen AI translate into revenue or earnings leverage to date. U.S. internet stocks (i.e., communication services), as well as the broader software space, have also not yet seen benefits from AI in fundamental performance. They have seen concern from investors about terminal valuations, which continues to be a question about the broader space.

KEY FUND STATISTICS (as of Period End)
Net Assets	$23,689,992	Fund Advisory Fees	$145,242
# of Portfolio Holdings	88	Portfolio Turnover Rate*	315%
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

TOP 10 SECTORS (as a % of Net Assets)
Industrials	26.4%
Financials	25.8%
Health Care	12.8%
Energy	9.6%
Materials	8.3%
Utilities	5.6%
Communication Services	4.0%
Information Technology	3.5%
Consumer Discretionary	2.9%
Consumer Staples	0.7%

TOP 10 HOLDINGS (as a % of Net Assets)
Quanta Services, Inc.	4.6%
Vertiv Holdings Co. - Class A	4.6%
Eaton Corp PLC	3.9%
Eli Lilly & Co.	2.8%
SoftBank Group Corp. - ADR	2.8%
Hubbell, Inc.	2.6%
JPMorgan Chase & Co.	2.5%
KB Financial Group, Inc. - ADR	2.4%
Honda Motor Co Ltd - ADR	2.3%
Vertex Pharmaceuticals, Inc.	2.1%

Material Fund Changes
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated October 31, 2025, at https://iaetfs.com/etf/ or upon request at (215) 330-4476.
Effective September 29, 2025, the Fund’s name changed from “Intelligent Livermore ETF” to “Intelligent Alpha Atlas ETF” and the ticker symbol changed from “LIVR” to “GPT”.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iaetfs.com/etf/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Annual Shareholder Report: June 30, 2026

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2026	FYE 6/30/2025
(a) Audit Fees	$8,750	$7,250
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$2,250	$1,750
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the fees billed by any Fund's principal accountant were applicable to non-audit services pursuant to a waiver of the pre-approval requirement.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) None of the fees billed by any Fund's principal accountant were applicable to non-audit services billed or expected to be billed to any Fund’s investment adviser.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

Item 6. Investments.
(a)

INTELLIGENT ALPHA ATLAS ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
COMMON STOCKS - 99.6%
Communication Services - 4.0%
Interactive Home Entertainment - 1.2%
Nintendo Co. Ltd. - ADR	25,985	$272,323

Wireless Telecommunication Services - 2.8%
SoftBank Group Corp. - ADR	35,184	662,163
Total Communication Services		934,486

Consumer Discretionary - 2.9%
Automobile Manufacturers - 2.9%
Honda Motor Co. Ltd. - ADR (a)	20,011	542,498
Toyota Motor Corp. - ADR	803	135,241
Total Consumer Discretionary		677,739

Consumer Staples - 0.7%
Packaged Foods & Meats - 0.2%
JBS NV - Class A	4,853	57,508

Soft Drinks & Non-alcoholic Beverages - 0.5%
Fomento Economico Mexicano SAB de CV - ADR	920	117,668
Total Consumer Staples		175,176

Energy - 9.6%
Coal & Consumable Fuels - 0.6%
Cameco Corp.	1,503	153,095

Integrated Oil & Gas - 0.5%
TotalEnergies SE	1,555	120,917

Oil & Gas Equipment & Services - 0.6%
SLB Ltd. (a)	3,104	144,305

Oil & Gas Exploration & Production - 1.7%
ConocoPhillips	812	84,416
EQT Corp. (a)	6,024	320,296
		404,712
Oil & Gas Refining & Marketing - 1.1%
Valero Energy Corp.	952	247,939

Oil & Gas Storage & Transportation - 5.1%
Cheniere Energy, Inc.	1,183	282,749
Kinder Morgan, Inc.	6,111	195,369
The accompanying notes are an integral part of these financial statements.

1

INTELLIGENT ALPHA ATLAS ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
ONEOK, Inc.	1,631	$141,799
Targa Resources Corp. (a)	889	238,376
TC Energy Corp.	5,263	348,884
		1,207,177
Total Energy		2,278,145

Financials - 25.8% (b)
Asset Management & Custody Banks - 1.7%
Blackrock, Inc.	386	371,162
State Street Corp.	208	35,277
		406,439
Diversified Banks - 15.4%
Bank of America Corp.	2,976	169,573
Credicorp Ltd.	318	123,886
Grupo Cibest SA - ADR	1,443	114,618
Grupo Financiero Banorte SAB de CV - ADR	2,462	129,723
Grupo Financiero Galicia SA - ADR (a)	2,215	110,816
Inter & Co., Inc. - Class A	14,280	77,540
Itau Unibanco Holding SA - ADR	55,347	452,185
JPMorgan Chase & Co.	1,795	587,557
KB Financial Group, Inc. - ADR (a)	5,304	556,708
Mitsubishi UFJ Financial Group, Inc. - ADR (a)	9,318	185,335
Mizuho Financial Group, Inc. - ADR (a)	39,638	379,732
NU Holdings Ltd. - Class A (c)	25,682	343,112
Shinhan Financial Group Co. Ltd. - ADR	3,065	193,861
Sumitomo Mitsui Financial Group, Inc. - ADR (a)	9,355	220,591
		3,645,237
Financial Exchanges & Data - 2.1%
CME Group, Inc.	449	99,153
Moody's Corp. (a)	320	144,934
S&P Global, Inc.	598	243,542
		487,629
Multi-Sector Holdings - 1.0%
Berkshire Hathaway, Inc. - Class B (c)	476	238,186

Property & Casualty Insurance - 2.8%
Chubb Ltd.	714	243,288
Hartford Insurance Group, Inc.	994	131,725
Progressive Corp.	1,287	281,145
		656,158
Transaction & Payment Processing Services - 2.8%
Mastercard, Inc. - Class A	375	192,600
The accompanying notes are an integral part of these financial statements.

2

INTELLIGENT ALPHA ATLAS ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Visa, Inc. - Class A	1,412	$484,443
		677,043
Total Financials		6,110,692

Health Care - 12.8%
Biotechnology - 4.7%
Argenx SE - ADR (a)(c)	249	231,015
CRISPR Therapeutics AG (c)	1,755	95,718
Legend Biotech Corp. - ADR (c)	2,700	77,976
Natera, Inc. (c)	485	131,653
Regeneron Pharmaceuticals, Inc.	123	76,696
Vertex Pharmaceuticals, Inc. (c)	995	494,246
		1,107,304
Health Care Equipment - 1.1%
Intuitive Surgical, Inc. (c)	533	211,963
Stryker Corp.	202	63,598
		275,561
Life Sciences Tools & Services - 2.6%
10X Genomics, Inc. - Class A (c)	3,884	148,913
Danaher Corp.	390	74,287
Illumina, Inc. (a)(c)	1,510	265,503
Thermo Fisher Scientific, Inc.	239	119,825
		608,528
Pharmaceuticals - 4.4%
AstraZeneca PLC	636	120,598
Eli Lilly & Co.	559	670,481
Merck & Co., Inc.	743	95,476
Takeda Pharmaceutical Co. Ltd. - ADR	9,439	151,307
		1,037,862
Total Health Care		3,029,255

Industrials - 26.4% (b)
Agricultural & Farm Machinery - 1.2%
Kubota Corp. - ADR	3,327	277,239

Airport Services - 3.4%
Grupo Aeroportuario del Pacifico SAB de CV - ADR	1,519	384,550
Grupo Aeroportuario del Sureste SAB de CV - ADR (a)	1,369	419,872
		804,422
Construction & Engineering - 7.0%
MasTec, Inc. (c)	560	232,993
Quanta Services, Inc.	1,520	1,094,461
Sterling Infrastructure, Inc. (c)	403	338,262
		1,665,716
The accompanying notes are an integral part of these financial statements.

3

INTELLIGENT ALPHA ATLAS ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Electrical Components & Equipment - 12.4%
ABB Ltd. - ADR	2,283	$248,162
Eaton Corp. PLC	2,143	913,175
Hubbell, Inc. (a)	1,158	605,865
Schneider Electric SE - ADR	1,487	96,923
Vertiv Holdings Co. - Class A	3,229	1,081,134
		2,945,259
Heavy Electrical Equipment - 1.3%
GE Vernova, Inc.	267	313,688

Passenger Airlines - 1.1%
American Airlines Group, Inc. (c)	13,852	250,306
Total Industrials		6,256,630

Information Technology - 3.5%
Semiconductors - 1.6%
Advanced Micro Devices, Inc. (c)	673	390,952

Technology Hardware, Storage & Peripherals - 1.9%
Canon, Inc. - ADR	17,452	447,644
Total Information Technology		838,596

Materials - 8.3%
Copper - 2.2%
Freeport-McMoRan, Inc.	2,614	164,395
Southern Copper Corp. (a)	2,026	353,061
		517,456
Diversified Metals & Mining - 0.7%
Hudbay Minerals, Inc. (a)	6,764	159,698

Gold Mining - 1.9%
Agnico Eagle Mines Ltd.	1,058	164,128
Newmont Corp.	1,735	162,049
Wheaton Precious Metals Corp.	1,145	128,606
		454,783
Specialty Chemicals - 1.6%
Sociedad Quimica y Minera de Chile SA - ADR	4,988	369,311

Steel - 1.9%
Nippon Steel Corp. - ADR (a)	41,249	139,009
Vale SA - ADR	21,145	318,021
		457,030
Total Materials		1,958,278

The accompanying notes are an integral part of these financial statements.

4

INTELLIGENT ALPHA ATLAS ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Utilities - 5.6%
Electric Utilities - 3.1%
Constellation Energy Corp.	1,882	$467,432
Pampa Energia SA - ADR (c)	3,221	264,541
		731,973
Independent Power Producers & Energy Traders - 1.6%
Vistra Corp.	2,435	386,264

Multi-Utilities - 0.9%
Dominion Energy, Inc.	3,096	211,426
Total Utilities		1,329,663
TOTAL COMMON STOCKS (Cost $22,786,295)		23,588,660

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 19.9%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 3.75% (d)	4,714,267	4,714,267
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,714,267)		4,714,267

MONEY MARKET FUNDS - 0.4%	Shares
First American Government Obligations Fund - Class X, 3.57% (d)	98,374	98,374
TOTAL MONEY MARKET FUNDS (Cost $98,374)		98,374

TOTAL INVESTMENTS - 119.9% (Cost $27,598,936)		$28,401,301
Liabilities in Excess of Other Assets - (19.9)%		(4,711,309)
TOTAL NET ASSETS - 100.0%		$23,689,992

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $4,633,699.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	Non-income producing security.
(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable.
The accompanying notes are an integral part of these financial statements.

5

INTELLIGENT ALPHA ATLAS ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026

ASSETS:
Investments, at value (See Note 2)	$28,401,301
Dividends receivable	36,575
Dividend tax reclaims receivable	4,162
Cash	2,189
Security lending income receivable (See Note 4)	1,781
Total assets	28,446,008

LIABILITIES:
Payable upon return of securities loaned (See Note 4)	4,714,267
Payable for investments purchased	28,461
Payable to adviser (See Note 3)	13,288
Total liabilities	4,756,016
NET ASSETS	$23,689,992

NET ASSETS CONSIST OF:
Paid-in capital	28,678,741
Total distributable earnings (accumulated losses)	(4,988,749)
Total net assets	$23,689,992

Net assets	$23,689,992
Shares issued and outstanding (unlimited shares authorized without par value)	700,000
Net asset value per share	$33.84

COST:
Investments, at cost	$27,598,936

LOANED SECURITIES:
at value (included in investments)	$4,633,699

The accompanying notes are an integral part of these financial statements.

INTELLIGENT ALPHA ATLAS ETF

STATEMENT OF OPERATIONS
For the Year Ended June 30, 2026

INVESTMENT INCOME:
Dividend income	$296,605
Less: Issuance fees	(8,692)
Less: Dividend withholding taxes	(20,433)
Securities lending income (See Note 4)	58,425
Total investment income	325,905

EXPENSES:
Investment advisory fee (See Note 3)	145,242
Total expenses	145,242
NET INVESTMENT INCOME (LOSS)	180,663

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(2,068,099)
In-kind redemptions	6,555,079
Payment from affiliates (See Note 3)	36,982
Net realized gain (loss)	4,523,962

Net change in unrealized appreciation (depreciation) on:
Investments	82,269
Net change in unrealized appreciation (depreciation)	82,269
Net realized and unrealized gain (loss)	4,606,231
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,786,894

The accompanying notes are an integral part of these financial statements.

INTELLIGENT ALPHA ATLAS ETF
STATEMENT OF CHANGES IN NET ASSETS

	Year ended June 30, 2026	Period ended June 30, 2025(a)
OPERATIONS:
Net investment income (loss)	$180,663	$106,588
Net realized gain (loss)	4,523,962	(646,335)
Net change in unrealized appreciation (depreciation)	82,269	720,096
Net increase (decrease) in net assets from operations	4,786,894	180,349

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(164,870)	(34,564)
Total distributions to shareholders	(164,870)	(34,564)

CAPITAL TRANSACTIONS:
Shares sold	36,614,254	43,722,910
Shares redeemed	(35,564,971)	(25,850,332)
ETF transaction fees (See Note 1)	—	322
Net increase (decrease) in net assets from capital transactions	1,049,283	17,872,900

NET INCREASE (DECREASE) IN NET ASSETS	5,671,307	18,018,685

NET ASSETS:
Beginning of the period	18,018,685	—
End of the period	$23,689,992	$18,018,685

SHARES TRANSACTIONS
Shares sold	1,200,000	1,690,000
Shares redeemed	(1,170,000)	(1,020,000)
Total increase (decrease) in shares outstanding	30,000	670,000

(a) Inception date of the Fund was September 17, 2024.

The accompanying notes are an integral part of these financial statements.

INTELLIGENT ALPHA ATLAS ETF

FINANCIAL HIGHLIGHTS

	Year ended June 30, 2026	Period ended June 30, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$26.89	$ 25.06 (g)

INVESTMENT OPERATIONS:
Net investment income (b)(c)	0.26	0.14
Net realized and unrealized gain (loss) on investments (d)(j)	6.92 (j)	1.74
Total from investment operations	7.18	1.88

LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)	(0.05)
Total distributions	(0.23)	(0.05)

ETF transaction fees per share	—	0.00 (e)
Net asset value, end of period	$33.84	$26.89

TOTAL RETURN (f)	26.78%	7.52%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$23,690	$18,019
Ratio of expenses to average net assets (h)	0.69%	0.69%
Ratio of net investment income (loss) to average net assets (g)(h)	0.86%	0.72%
Portfolio turnover rate (f)(i)	315%	264%

(a)	Inception date of the Fund was September 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.
(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(e)	Amount represents less than $0.005 per share.
(f)	Not annualized for periods less than one year.
(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.
(h)	Annualized for periods less than one year.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Includes increase in payments by affiliates of less than $0.06.

The accompanying notes are an integral part of these financial statements.

INTELLIGENT ALPHA ATLAS ETF

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026

NOTE 1 – ORGANIZATION

Intelligent Alpha Atlas ETF (formerly known as Intelligent Livermore ETF) (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered diversified under the 1940 Act. The Fund commenced operations on September 17, 2024. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek to provide long-term capital appreciation. See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

Shares of the Fund are listed and traded on the The Nasdaq Stock Market LLC (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. The Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by the Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Fund is June 30, 2026, and the period covered by these Notes to Financial Statements is from July 1, 2025 to June 30, 2026 (the “Current Fiscal Period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities

INTELLIGENT ALPHA ATLAS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026

(“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

INTELLIGENT ALPHA ATLAS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026

The following is a summary of the fair value classification of the Fund’s investments as of the Current Fiscal Period end:

DESCRIPTION	INVESTMENTS MEASURED AT NET ASSET VALUE	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$—	$23,588,660	$—	$—	$23,588,660
Money Market Funds	—	98,374	—	—	98,374
Investments Purchased with Proceeds from Securities Lending (a)	4,714,267	—	—	—	4,714,267
Total Investments	$4,714,267	$23,687,034	$—	$—	$28,401,301

  Refer to the Schedule of Investments for further disaggregation of investment categories.

(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

During the Current Fiscal Period, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.
B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates, if any, would appear on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency translation” and “Change in net unrealized appreciation (depreciation) – Foreign currency translation,” respectively, if applicable.

If applicable, the Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal

INTELLIGENT ALPHA ATLAS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026

income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the Current Fiscal Period, the Fund did not incur any interest or penalties.

D.Foreign Taxes. The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if there are any, are paid by the Fund and are reflected in its Statement of Operations. Foreign taxes payable or deferred as of the current period end, if any, are disclosed in the Statement of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

E.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for the Fund are declared and paid on an annual basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

F.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

I.Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.

INTELLIGENT ALPHA ATLAS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026

The Treasurer (principal financial officer) acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

J.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash, are not taxable to the Fund and are not distributed to shareholders. As such, they have been reclassified from distributable earnings to paid-in capital. For the Current Fiscal Period, the following table shows the reclassifications made:

Distributable Earnings	Paid-in Capital
$(6,578,872)	$6,578,872

K.New Accounting Pronouncement: In the reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. The Fund did not pay any federal, state or local income taxes. The Fund paid dividend withholding taxes in certain jurisdictions during the period ended as of the date of this report. Cash paid for dividend withholding taxes, net of reclaims, was as follows:

Country	Dividend withholding taxes	Issuance fees	Total
Japan	$5,800	$5,721	$11,521
South Africa	3,563	—	3,563
Brazil	2,165	731	2,896
China	1,265	640	1,905
Chile	1,777	—	1,777
Mexico	1,692	63	1,755
Others	4,171	1,537	5,708
	$20,433	$8,692	$29,125

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. Per the Advisory Agreement, the Fund pays an annual rate of 0.69% to the Adviser monthly based on average daily net assets.

Intelligent Alpha, LLC (the “Sub-Adviser”) serves as an investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

INTELLIGENT ALPHA ATLAS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026

U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports, and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; and monitors the activities of the Fund’s Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

During the Current Fiscal Period, an affiliate reimbursed the Fund in the amount of $36,982 for losses related to an error. The reimbursement amount is reflected in the Fund’s Statements of Operations as “Payments from affiliates.”

NOTE 4 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

During the Current Fiscal Period, the Fund had loaned securities and received cash collateral for the loans. The cash collateral was invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

For the Current Fiscal Period, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan	Payable for Collateral Received*
$4,633,699	$4,714,267

*	The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC, as shown on the Schedule of Investments. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

INTELLIGENT ALPHA ATLAS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026

The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them ("Securities Lending Income") is reflected in the Fund's Statement of Operations. Securities lending income earned on collateral investments and recognized by the Fund during the Current Fiscal Period was $58,425.

Due to the absence of a master netting agreement related to the Fund’s participation in securities lending, no additional offsetting disclosures have been made on behalf of the Fund for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the Current Fiscal Period, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$66,330,178	$66,376,911

For the Current Fiscal Period, in-kind transactions associated with creations and redemptions were as follows:

Creations	Redemptions
$35,939,755	$34,834,883

There were no purchases or sales of U.S. Government securities during the Current Fiscal Period.

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the Current Fiscal Period were as follows:

Tax cost of Investments	$27,690,766
Gross tax unrealized appreciation	1,973,985
Gross tax unrealized depreciation	(1,263,450)
Net tax unrealized appreciation (depreciation)	$710,535
Undistributed ordinary income	190,537
Undistributed long-term gain	—
Total distributable earnings	190,537
Other accumulated gain (loss)	(5,889,821)
Total accumulated gain (loss)	$(4,988,749)

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the Current Fiscal Period, the Fund did not defer any post-October capital or late year losses.

For the Current Fiscal Period, the Fund had the following capital loss carryforwards that do not expire:

Unlimited Short-Term	Unlimited Long-Term
$(5,889,821)	$—

INTELLIGENT ALPHA ATLAS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the Current Fiscal Period and fiscal period ended June 30, 2025 were as follows:

Ordinary Income
Current Fiscal Period	Fiscal Period Ended June 30, 2025(a)
$164,870	$34,564

(a) Inception date of the Fund was September 17, 2024.

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to Current Fiscal Period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Intelligent Alpha Atlas ETF and
The Board of Trustees of EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Intelligent Alpha Atlas ETF (formerly, Intelligent Livermore ETF) (the “Fund”), a series of EA Series Trust (the “Trust”), including the schedule of investments, as of June 30, 2026, the related statement of operations for the year ended June 30, 2026, the statement of changes in net assets and the financial highlights for the year ended June 30, 2026 and for the period of September 17, 2024 (commencement of operations) to June 30, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations, the changes in its net assets and the financial highlights for the periods stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1999.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodian, and broker or through other appropriate auditing procedures when replies from brokers were unable to be obtained. We believe that our audit provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
August 27, 2026

INTELLIGENT ALPHA ATLAS ETF
FEDERAL TAX INFORMATION

For the Current Fiscal Period, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for the Fund was 100.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the Current Fiscal Period, for the Fund was 50.58%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Fund was 00.00%.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
Not applicable.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	August 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	August 28, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	August 28, 2026